Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of labor provisions [Table Text Block]	Movements in Labor provisions are set out below:

	2025	2024
Carrying amount as of January 1	500	362
Reversal	(180)	(92)
Interest charges	4	11
Additions	109	219
Carrying amount as of December 31	433	500